Revenues (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Revenue Explanatory [Abstract]
Gains from sale of assets and businesses	€ 454	€ 3,288		€ 14
Other proceeds	662	770	[1]	917	[1]
Other revenue	€ 1,116	€ 4,058		€ 931

[1]	Each individual amount included herein was lower than €50 million.